SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Attributable to Parent [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

Share Option Plan:

The Company’s 2018 Share Incentive Plan (the "Plan") authorizes the grant of options to purchase shares and restricted shares units (“RSUs”) to officers, employees, directors and consultants of the Company and its subsidiaries. Awards granted under the Plan to participants in various jurisdictions may be subject to specific terms and conditions for such grants as may be approved by the Company’s board from time to time.

Each option granted under the Plan is exercisable for a period of ten years from the date of the grant of the option or the expiration dates of the option plan. The options primarily vest gradually over four years of employment.

As of June 30, 2024 options to purchase 360,327 ordinary shares were outstanding under the Plan, exercisable at an average exercise price of $8.17 per share. The share-based compensation expense related to employees' equity-based awards, recognized during the six months ended June 30, 2024 and 2023 was $286 and $144, respectively.

A summary of employee option activity under the Plan as of June 30, 2024 and changes during the six months period ended June 30, 2024 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2024	375,156	6.49	8.1	2,799
Exercised	(62,829)	4.87	-	-
Granted	48,000	16.02	-	-

Outstanding at June 30, 2024	360,327	8.17	89	570

Exercisable at June 30, 2024	193,046	4.90	80	383

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of the second quarter of fiscal 2024 and the exercise price, multiplied by the number of in-the-money options). This amount changes based on the fair market value of the Company's shares. As of June 30, 2024, there was approximately $1,413 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's share option plan. This cost is expected to be recognized over a period of up to 4 years.

Issuance of shares:

On February 15, 2024, the Company issued a total of 625,000 ordinary shares, at a price of $16.00 per share, for a total consideration of $10 million, before deducting underwriting discounts and offering expenses.